RELATED PARTY TRANSACTIONS (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Loan to a related party:
Payments to Fund Long-term Loans to Related Parties		¥ 150,000	$ 21,817	¥ 150,000	¥ 280,000
Lionbridge Limited [Member]
Loan to a related party:
Payments to Fund Long-term Loans to Related Parties	[1]	¥ 150,000	$ 21,817	150,000	280,000
Mai Rui [Member]
Services received from related parties:
Services received from related parties	[2]				278
Bain Advisors [Member]
Services received from related parties:
Services received from related parties	[3]			¥ 38,537	¥ 6,200

[1]	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB280,000, RMB150,000 and RMB150,000 (US$21,817) to Lionbridge during the years ended December 31, 2016, 2017 and 2018, respectively, with details set forth below:
[2]	During the years ended December 31, 2016, 2017 and 2018, the Group paid course development fees of RMB278, RMB nil and RMB nil, respectively, to Mai Rui.
[3]	During the years ended December 31, 2016, 2017 and 2018, the Group accrued consulting fees of RMB6,200, RMB38,537 and nil, respectively, to Bain Advisors, an affiliate of the Group's majority shareholder, which included a lump sum consulting termination fee of RMB33,887 to Bain Advisors as a result of the IPO for the year ended December 31, 2017. (note 12 c) (2).